Label	Element	Value
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $1.40 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.50%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $559.39 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $447.51 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.30%)
Innovator Defined Wealth Shield ETF | SPDR S&P 500 ETF Trust, Expiration: 06/30/2025; Exercise Price: $573.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.80%)